Revenue - Analysis of revenue by category (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Revenue [abstract]
Licensing agreements	£ 25,109	£ 2,304	£ 0
Research collaboration agreement	310	0	0
Revenue	£ 25,419	£ 2,304	£ 0